28. Exploration and evaluation of oil and gas reserves (Details 2) $ in Millions		Dec. 31, 2020 USD ($) Number	Dec. 31, 2019 USD ($) Number
Exploration And Evaluation Of Oil And Gas Reserves
Exploratory well costs capitalized for a period of one year	[1]	$ 118	$ 219
Exploratory well costs capitalized for a period greater than one year	[1]	2,906	4,043
Total capitalized exploratory well costs		$ 3,024	$ 4,262
Number of projects relating to exploratory well costs capitalized for a period greater than one year | Number	[1]	38	43

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.